Financial Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Note 20. Financial Instruments
Derivative Instruments
Objectives and Strategies for Holding Derivative Instruments
In the ordinary course of business, Chemours enters into contractual arrangements (derivatives) to reduce its exposure to foreign currency risks. The Company has established a derivative program to be utilized for financial risk management. This program reflects varying levels of exposure coverage and time horizons based on an assessment of risk. The derivative program has procedures consistent with Chemours’ financial risk management policies and guidelines.
Foreign Currency Forward Contracts
Chemours uses foreign currency forward contracts to reduce its net exposure, by currency, related to non-functional currency-denominated monetary assets and liabilities of its operations so that exchange gains and losses resulting from exchange rate changes are minimized. These derivative instruments are not part of a cash flow hedge program or a fair value hedge program, and have not been designated as a hedge. Although all of the forward contracts are subject to an enforceable master netting agreement, Chemours has elected to present the derivative assets and liabilities on a gross basis in the Consolidated Balance Sheets. No collateral has been required for these contracts. All gains and losses resulting from the revaluation of the derivative assets and liabilities are recognized in other income, net in the Consolidated Statements of Operations during the period in which they occurred.
At December 31, 2015, there were 41 forward exchange currency contracts outstanding with an aggregate gross notional value of  $288. Chemours recognized a net gain of  $42 for the year ended December 31, 2015, which is recorded in other income, net in the Consolidated Statements of Operations. There were no forward contracts outstanding in 2014 or 2013.
Net Investment Hedge—Foreign Currency Borrowings
Beginning on July 1, 2015, Chemours designated its €360 million Euro notes (see Note 18) as a hedge of its net investments in certain of its international subsidiaries that use the Euro as functional currency in order to reduce the volatility in stockholders’ equity caused by the changes in foreign currency exchange rates of the Euro with respect to the U.S. dollar. Chemours used the spot method to measure the effectiveness of the net investment hedge. Under this method, for each reporting period, the change in the carrying value of the Euro notes due to remeasurement of the effective portion is reported in accumulated other comprehensive loss in the Consolidated Balance Sheet and the remaining change in the carrying value of the ineffective portion, if any, is recognized in other income, net in the Consolidated Statements of Operations. Chemours evaluates the effectiveness of its net investment hedge quarterly at the beginning of each quarter. For the year ended December 31, 2015, Chemours did not record any ineffectiveness and recognized gain of  $8 on its net investment hedges within accumulated other comprehensive income. There were no net investment hedges in 2014 or 2013.

Fair Value of Derivative Instruments
The table below presents the fair value of Chemours’ derivative assets and liabilities within the fair value hierarchy, as described in Note 3 to the Consolidated Financial Statements.
		Fair Value Using Level 2 Inputs
	Balance Sheet Location	December 31, 2015	December 31, 2014
Asset derivatives:
Foreign currency forward contracts	Accounts and notes receivable–trade, net	$2	$—
Total asset derivatives		$2	$—
Liability derivatives:
Foreign currency forward contracts	Other accrued liabilities	$2	$—
Total liability derivatives		$2	$—

We classify our foreign currency forward contracts in Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. For derivative assets and liabilities, standard industry models are used to calculate the fair value of the various financial instruments based on significant observable market inputs, such as foreign exchange rates and implied volatilities obtained from various market sources. Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance and quality checks.